Condensed Consolidated Statement of Financial Position of Immatics N.V. - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	€ 160,093	€ 207,530
Other financial assets	32,712	24,448
Accounts receivable	718	1,250
Other current assets	4,815	5,763
Total current assets	198,338	238,991
Non-current assets
Property, plant and equipment	8,747	7,868
Intangible assets	1,262	914
Right-of-use assets	7,313	6,149
Other non-current assets	845	724
Total non-current assets	18,167	15,655
Total assets	216,505	254,646
Current liabilities
Provisions	1,960	51
Accounts payable	9,407	10,052
Deferred revenue	57,998	46,600
Other financial liabilities	20,805	16,869
Lease liabilities	2,321	1,881
Other current liabilities	1,442	2,025
Total current liabilities	93,933	77,478
Non-current liabilities
Deferred revenue	62,201	85,475
Lease liabilities	4,736	4,306
Total non-current liabilities	66,937	89,781
Shareholders' equity
Share capital	629	629
Share premium	554,965	538,695
Accumulated deficit	(493,824)	(444,478)
Other reserves	(6,135)	(7,459)
Total shareholders' equity	55,635	87,387
Total liabilities and shareholders' equity	€ 216,505	€ 254,646